Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 51,355	€ 56,213
Impairment charge for the year	(19,425)	(21,651)	€ (19,975)
Property, plant and equipment at end of period	37,904	51,355	56,213
Right of use asset	30,530	40,409	45,078	€ 0
Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,946	11,135
Property, plant and equipment at end of period	7,374	10,946	11,135
Machinery, equipment and computers | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,884	9,174
Property, plant and equipment at end of period	5,612	8,884	9,174
Leasehold improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,062	1,961
Property, plant and equipment at end of period	1,762	2,062	1,961
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	92,119	90,317
Acquisition of subsidiary	23		15
Disposal of subsidiary			7
Purchases	1,487	5,550	6,800
Disposals	(3,870)	(839)	(6,472)
Reclassification	(47)	1,206	1,093
Exchange differences	238	(637)	129
Property, plant and equipment at end of period	99,575	92,119	90,317
Gross carrying amount | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	35,361	30,081	28,523
Property, plant and equipment at end of period	33,192	35,361	30,081
Gross carrying amount | Property, plant and equipment subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	66,383	56,758	60,236
Gross carrying amount | Machinery, equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary	23		15
Disposal of subsidiary			7
Purchases	1,086	4,828	5,934
Disposals	(3,582)	(791)	(4,620)
Reclassification	(48)	657	891
Exchange differences	273	(616)	66
Gross carrying amount | Machinery, equipment and computers | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	29,850	25,772	23,493
Property, plant and equipment at end of period	27,602	29,850	25,772
Gross carrying amount | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary	0		0
Disposal of subsidiary			0
Purchases	401	722	866
Disposals	(288)	(48)	(1,852)
Reclassification	1	549	202
Exchange differences	(35)	(21)	63
Gross carrying amount | Leasehold improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,511	4,309	5,030
Property, plant and equipment at end of period	5,590	5,511	4,309
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(40,764)	(34,105)
Disposal of subsidiary	(4,776)		(7)
Impairment charge for the year	(179)	(5,301)	(4,815)
Disposals	3,642	681	5,682
Reclassification	47	(1,220)	(1,053)
Exchange differences	(137)	371	(98)
Property, plant and equipment at end of period	(61,671)	(40,764)	(34,105)
Accumulated depreciation, amortisation and impairment | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(24,415)	(18,946)	(18,669)
Property, plant and equipment at end of period	(25,818)	(24,415)	(18,946)
Accumulated depreciation, amortisation and impairment | Property, plant and equipment subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	(35,853)	(16,349)	(15,159)
Accumulated depreciation, amortisation and impairment | Machinery, equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of subsidiary	(4,235)		(7)
Impairment charge for the year	(116)	(4,720)	(4,124)
Disposals	3,447	650	3,913
Reclassification	48	(668)	(910)
Exchange differences	(168)	370	(41)
Accumulated depreciation, amortisation and impairment | Machinery, equipment and computers | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(20,966)	(16,598)	(15,443)
Property, plant and equipment at end of period	(21,990)	(20,966)	(16,598)
Accumulated depreciation, amortisation and impairment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of subsidiary	(541)		0
Impairment charge for the year	(63)	(581)	(691)
Disposals	195	31	1,769
Reclassification	(1)	(552)	(143)
Exchange differences	31	1	(57)
Accumulated depreciation, amortisation and impairment | Leasehold improvements | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,449)	(2,348)	(3,226)
Property, plant and equipment at end of period	€ (3,828)	€ (3,449)	€ (2,348)